Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Registrant CIK	0001098462
Fiscal Year End	--12-31
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2021
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	000-30394
Entity Registrant Name	Metalink Ltd.
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	Haaliya 24
Entity Address, City or Town	Beit-Yitzhak
Entity Address, Postal Zip Code	4292000
Entity Address, Country	IL
Entity Common Stock, Shares Outstanding	1,255,640
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	true
Amendment Flag	false
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Auditor Firm ID	2015
Auditor Name	Barzily & Co
Auditor Location	Jerusalem, Israel
Business Contact
Entity Address, Address Line One	Haaliya 24
Entity Address, City or Town	Beit-Yitzhak
Entity Address, Postal Zip Code	4292000
Entity Address, Country	IL
Contact Personnel Name	Daniel Magen
City Area Code	972
Local Phone Number	72-2117400
Contact Personnel Fax Number	972-9-8877326